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                              METLIFE ADVISERS, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

                                           May 3, 2002


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

         Re: Filing pursuant to Rule 497(j) in connection with the New England Zenith Fund Registration Statement on Form N-1A

Ladies and Gentlemen:

         On behalf of New England Zenith Fund (the "Fund"), we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus contained in Post-Effective Amendment No. 35 to the Fund's Registration Statement, which was filed via EDGAR on April 29, 2002, if filed under Rule 497(c), would not differ from the prospectus contained in such Amendment.

         Please direct questions or comments to me by telephone at
(617) 578-2410.


                                                     Sincerely,

                                                     /s/ Scott Harney

                                                     Scott Harney